SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Schedule of Variable Interest Entities

The following table sets forth the assets, liabilities, results of operations and changes in cash and cash equivalents of the VIE, which was included in the Company’s consolidated balance sheets, statements of comprehensive income and cash flows:

	December 31, 2015	December 31, 2014

Current assets	$2,179,580	$3,792,029
Non-current assets	-	-
Total assets	2,179,580	3,792,029

Third-party liabilities	(498,614)	(919,942)

Intercompany payables*	(1,412,380)	(2,410,087)

Total liabilities	(1,910,994)	(3,330,029)

Net assets	$268,586	$462,000

* Payables to Taizhou Fuling and Great Plastics are eliminated upon consolidation.

	For the years ended
	December 31, 2015	December 31, 2014

Revenue	$7,691,012	$8,186,525
Net income (loss)	$(183,074)	$474,461

	For the years ended
	December 31, 2015	December 31, 2014

Net cash provided by (used in) operating activities	$1,013,823	$(2,511,222)
Net cash (used in) provided by financing activities*	$(997,707)	$2,410,087
Net increase (decrease) in cash and cash equivalents	$16,116	$(101,135)

* Intercompany financing activities are eliminated upon consolidation.

Schedule of Estimated Useful Lives for Property, Plant and Equipment

Property and equipment are stated at cost. The straight-line depreciation method is used to compute depreciation over the estimated useful lives of the assets, as follows:

Items	Useful life
Property and buildings	10–20 years
Leasehold improvement	Lesser of useful life and lease term
Machinery equipment	3–10 years
Transportation vehicles	4–10 years
Office equipment and furniture	3–5 years

Schedule of Estimated Useful Lives for Intangible Assets	Intangible assets are amortized using the straight-line method with the following estimated useful lives:
Items	Useful life
Land use rights	50 years
Trademark	10 years
Patents	7-10 years

Schedule of Foreign Currency Translations

The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:

	December 31, 2015	December 31, 2014
Year-end spot rate	US$1=RMB 6.4917	US$1=RMB 6.1460
Average rate	US$1=RMB 6.2288	US$1=RMB 6.1457